Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Net earnings	$ 1,658,285	$ 1,692,715
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains on translating financial statements of foreign operations	692,721	361,938
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations	(153,352)	(63,308)
Deferred (costs) gains of hedging on cross-currency swaps	(1,901)	5,490
Net unrealized losses on cash flow hedges	(27,429)	(18,454)
Net unrealized gains on financial assets at fair value through other comprehensive income	1,881	5,859
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement gains on defined benefit plans	39,171	753
Other comprehensive income	551,091	292,278
Comprehensive income	$ 2,209,376	$ 1,984,993